Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Receivables - Trade accounts receivable, net [Text Block]	Philips Group Trade accounts receivable, net in millions of EUR
	2022	2023
Diagnosis & Treatment	1,795	1,688
Connected Care	1,332	1,105
Personal Health	479	576
Other	226	177
Trade accounts receivable, net	3,832	3,546

Receivables - Aging analysis [Text Block]	Philips Group Aging analysis in millions of EUR
	2022	2023
Current	3,280	3,132
Overdue 1-30 days	169	117
Overdue 31-180 days	282	234
Overdue more than 180 days	101	63
Trade accounts receivable, net	3,832	3,546

Receivables - Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

	2022	2023
Balance as of January 1	190	226
Additions charged to expense	66	27
Deductions from allowance1)	(51)	(26)
Transfer to assets held for sale		(1)
Other movements	21	(10)
Balance as of December 31	226	216
1)Write-offs for which an allowance was previously provided.